Schedule III - Real Estate Properties and Accumulated Depreciation - Real Estate Properties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Initial Cost to Company
Costs Written Off Due to Impairment	$ (54,478)
Gross Amount at Which Carried at Close of Period
Total	45,557,960	$ 33,050,260
Accumulated Depreciation	1,572,391	442,871
Franklin Square Property
Initial Cost to Company
Costs Written Off Due to Impairment	(54,478)
Gross Amount at Which Carried at Close of Period
Total	19,391,848	18,959,453
Accumulated Depreciation	1,006,272	394,746
Hanover Square Property
Gross Amount at Which Carried at Close of Period
Total	11,499,475
Accumulated Depreciation	229,238
Hampton Inn Property
Gross Amount at Which Carried at Close of Period
Total	14,666,637	14,090,807
Accumulated Depreciation	336,881	$ 48,125
Retail properties
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	23,047,562
Initial Cost to Company
Land	6,502,046
Buildings and Improvements	23,752,636
Costs Capitalized Subsequent to Acquisition	691,119
Costs Written Off Due to Impairment	(54,478)
Gross Amount at Which Carried at Close of Period
Land	6,502,046
Buildings and Improvements	24,389,277
Total	30,891,323
Accumulated Depreciation	1,235,509
Retail properties | Franklin Square Property | North Carolina
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	14,275,000
Initial Cost to Company
Land	3,343,164
Buildings and Improvements	15,418,158
Costs Capitalized Subsequent to Acquisition	685,004
Costs Written Off Due to Impairment	(54,478)
Gross Amount at Which Carried at Close of Period
Land	3,343,164
Buildings and Improvements	16,048,684
Total	19,391,848
Accumulated Depreciation	$ 1,006,271
Retail properties | Franklin Square Property | North Carolina | Buildings and Improvements
Gross Amount at Which Carried at Close of Period
Life on Which Depreciation in Latest Income Statements is Computed	38 years
Retail properties | Franklin Square Property | North Carolina | Site Improvements
Gross Amount at Which Carried at Close of Period
Life on Which Depreciation in Latest Income Statements is Computed	13 years
Retail properties | Hanover Square Property | Virginia
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 8,772,562
Initial Cost to Company
Land	3,158,882
Buildings and Improvements	8,334,478
Costs Capitalized Subsequent to Acquisition	6,115
Gross Amount at Which Carried at Close of Period
Land	3,158,882
Buildings and Improvements	8,340,593
Total	11,499,475
Accumulated Depreciation	$ 229,238
Retail properties | Hanover Square Property | Virginia | Buildings and Improvements
Gross Amount at Which Carried at Close of Period
Life on Which Depreciation in Latest Income Statements is Computed	39 years
Retail properties | Hanover Square Property | Virginia | Site Improvements
Gross Amount at Which Carried at Close of Period
Life on Which Depreciation in Latest Income Statements is Computed	12 years
Hotel properties | Hampton Inn Property | North Carolina
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 10,600,000
Initial Cost to Company
Land	960,900
Buildings and Improvements	13,120,032
Costs Capitalized Subsequent to Acquisition	585,705
Gross Amount at Which Carried at Close of Period
Land	960,900
Buildings and Improvements	13,705,737
Total	14,666,637
Accumulated Depreciation	$ 336,882
Hotel properties | Hampton Inn Property | North Carolina | Buildings and Improvements
Gross Amount at Which Carried at Close of Period
Life on Which Depreciation in Latest Income Statements is Computed	51 years
Hotel properties | Hampton Inn Property | North Carolina | Site Improvements
Gross Amount at Which Carried at Close of Period
Life on Which Depreciation in Latest Income Statements is Computed	10 years